Pension and other post-retirement benefits (Defined benefit plans) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Actuarial loss (gain) arising from:
Administrative costs paid	$ 253,150	$ 245,539
Domestic Defined benefit plans [Member]
Disclosure of fair value of plan [line items]
Current service cost	2,008	1,567
Interest (income) cost	2,469	2,326
Return on assets excluding interest income	(95)	(18)
Actuarial loss (gain) arising from:
Past service cost	0	0
Domestic Defined benefit plans [Member] | Plan Assets [Member]
Disclosure of fair value of plan [line items]
Fair value of plan assets, beginning of year	3,717	4,402
Interest (income) cost	(150)	(201)
Return on assets excluding interest income	95	18
Employer contributions	943	0
Actuarial loss (gain) arising from:
Benefits paid	(911)	(901)
Administrative costs paid	(3)	(3)
Fair value of plan assets, end of year	3,991	3,717
Domestic Defined benefit plans [Member] | Defined Benefit Obligations [Member]
Disclosure of fair value of plan [line items]
Defined benefit obligation, beginning of year	60,038	51,218
Current service cost	2,008	1,567
Interest (income) cost	2,619	2,527
Actuarial loss (gain) arising from:
financial assumptions	(909)	4,784
experience adjustment	4,242	1,559
Past service cost	0	0
Benefits paid	(10,972)	(1,704)
Foreign exchange	339	87
Defined benefit obligation, end of year	57,365	60,038
Defined benefit liability [note 15]	(53,374)	(56,321)
Other Benefit Plans [Member]
Disclosure of fair value of plan [line items]
Current service cost	849	689
Interest (income) cost	948	987
Return on assets excluding interest income	0	0
Actuarial loss (gain) arising from:
Past service cost	4,652	0
Other Benefit Plans [Member] | Plan Assets [Member]
Disclosure of fair value of plan [line items]
Fair value of plan assets, beginning of year	0	0
Interest (income) cost	0	0
Return on assets excluding interest income	0	0
Employer contributions	0	0
Actuarial loss (gain) arising from:
Benefits paid	0	0
Administrative costs paid	0	0
Fair value of plan assets, end of year	0	0
Other Benefit Plans [Member] | Defined Benefit Obligations [Member]
Disclosure of fair value of plan [line items]
Defined benefit obligation, beginning of year	20,681	19,364
Current service cost	849	689
Interest (income) cost	948	987
Actuarial loss (gain) arising from:
financial assumptions	0	443
experience adjustment	7	18
Past service cost	4,652	0
Benefits paid	(1,837)	(820)
Foreign exchange	0	0
Defined benefit obligation, end of year	25,300	20,681
Defined benefit liability [note 15]	$ (25,300)	$ (20,681)